Guarantor Financial Statements Condensed Consolidating Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]

Chiquita Brands International, Inc.
Condensed Consolidating Balance Sheet
December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$2,601	$12,704	$—	$35,721	$—	$51,026
Trade receivables, less allowances	—	43,847	56,551	184,753	—	285,151
Other receivables, net	359	1,275	6,033	57,442	—	65,109
Inventories	—	10,033	40,313	169,695	—	220,041
Prepaid expenses	628	3,922	8,982	27,282	—	40,814
Due from affiliates	93,502	1,683,425	1,011,067	368,329	(3,156,323)	—
Other current assets	—	1,636	17,257	9,365	(9,923)	18,335
Total current assets	97,090	1,756,842	1,140,203	852,587	(3,166,246)	680,476
Property, plant and equipment, net	—	24,885	201,702	168,712	—	395,299
Investments and other assets, net	18,919	20,542	4,484	50,716	(13,133)	81,528
Trademarks	—	208,085	38,500	179,500	—	426,085
Goodwill	—	—	18,095	—	—	18,095
Other intangible assets, net	—	—	96,195	84	—	96,279
Investments in affiliates	1,316,926	976,368	3,162	—	(2,296,456)	—
Total assets	$1,432,935	$2,986,722	$1,502,341	$1,251,599	$(5,475,835)	$1,697,762

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt	$—	$64,749	$206	$53	$—	$65,008
Accounts payable	1,809	9,620	80,466	182,729	—	274,624
Accrued liabilities	13,554	41,114	55,382	40,573	(9,923)	140,700
Due to affiliates	762,957	1,178,596	906,288	308,482	(3,156,323)	—
Total current liabilities	778,320	1,294,079	1,042,342	531,837	(3,166,246)	480,332
Long-term debt, net of current portion	259,520	280,500	488	9	—	540,517
Accrued pension and other employee benefits	13,317	8,149	—	53,678	—	75,144
Deferred gain - sale of shipping fleet	—	—	—	20,204	—	20,204
Deferred tax liabilities	115	79,488	39,302	5,856	(13,133)	111,628
Other liabilities	11,261	7,580	43,680	37,014	—	99,535
Total liabilities	1,062,533	1,669,796	1,125,812	648,598	(3,179,379)	1,327,360
Commitments and contingencies	—	—	—	—	—	—
Total shareholders' equity	370,402	1,316,926	376,529	603,001	(2,296,456)	370,402
Total liabilities and shareholders' equity	$1,432,935	$2,986,722	$1,502,341	$1,251,599	$(5,475,835)	$1,697,762

Chiquita Brands International, Inc.
Condensed Consolidating Balance Sheets
December 31, 2011
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$—	$8,772	$—	$36,489	$—	$45,261
Trade receivables, less allowances	—	37,183	64,565	164,807	—	266,555
Other receivables, net	—	391	11,464	54,949	—	66,804
Inventories	—	5,812	36,637	195,830	—	238,279
Prepaid expenses	266	4,589	11,468	26,854	—	43,177
Due from affiliates	190,015	1,391,647	745,199	387,019	(2,713,880)	—
Other current assets	—	35,842	9,565	—	(810)	44,597
Total current assets	190,281	1,484,236	878,898	865,948	(2,714,690)	704,673
Property, plant and equipment, net	—	17,646	184,975	167,066	—	369,687
Investments and other assets, net	23,332	96,807	17,057	82,481	(87,444)	132,233
Trademarks	—	208,085	61,500	179,500	—	449,085
Goodwill	—	—	175,200	1,384	—	176,584
Other intangible assets, net	—	—	105,589	108	—	105,697
Investments in affiliates	1,571,302	1,221,689	2,233	—	(2,795,224)	—
Total assets	$1,784,915	$3,028,463	$1,425,452	$1,296,487	$(5,597,358)	$1,937,959

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt	$—	$16,500	$145	$129	$—	$16,774
Accounts payable	835	7,679	77,029	166,029	—	251,572
Accrued liabilities	14,519	4,594	50,056	46,620	(810)	114,979
Due to affiliates	690,185	1,045,460	673,379	304,856	(2,713,880)	—
Total current liabilities	705,539	1,074,233	800,609	517,634	(2,714,690)	383,325
Long-term debt, net of current portion	249,805	305,250	586	64	—	555,705
Accrued pension and other employee benefits	20,410	8,553	—	47,940	—	76,903
Deferred gain - sale of shipping fleet	—	—	—	34,553	—	34,553
Deferred tax liabilities	115	66,931	56,498	7,148	(87,444)	43,248
Other liabilities	8,976	2,194	24,624	8,361	—	44,155
Total liabilities	984,845	1,457,161	882,317	615,700	(2,802,134)	1,137,889
Commitments and contingencies	—	—	—	—	—	—
Total shareholders' equity	800,070	1,571,302	543,135	680,787	(2,795,224)	800,070
Total liabilities and shareholders' equity	$1,784,915	$3,028,463	$1,425,452	$1,296,487	$(5,597,358)	$1,937,959